Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Balance (in shares) at Jun. 30, 2015		96,141,516
Balance at Jun. 30, 2015	$ 199,807	$ 517,560	$ (2,120)	$ (315,633)
Net income	6,037			6,037
Dividends	(41,512)			(41,512)
Common stock issuance (in shares)		1,337,225
Common stock issuance	5,227	$ 5,227
Repurchase of common stock (in shares)		(5,575,226)
Repurchase of common stock	(25,797)	$ (25,797)
Other comprehensive income	2,133		2,133
Balance (in shares) at Jun. 30, 2016		91,903,515
Balance at Jun. 30, 2016	145,895	$ 496,990	13	(351,108)
Net income	6,460			6,460
Dividends	(41,267)			(41,267)
Common stock issuance (in shares)		439,388
Common stock issuance	2,412	$ 2,412
Class B Share Exchange (in shares)		2,282,104
Class B Share Exchange	12,707	$ 12,707
Conversion of debt to common stock (in shares)		6,736
Conversion of debt to common stock	64	$ 64
Other comprehensive income	176		176
Balance (in shares) at Jun. 30, 2017		94,631,743
Balance at Jun. 30, 2017	$ 126,447	$ 512,173	$ 189	$ (385,915)